EMPLOYEE BENEFIT PLANS - Amounts recognized in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
Net gain	$ (364)	$ (1,535)
Settlement Change	31
Net gain	(333)	(1,535)
Total amount recognized in net periodic pension income and other comprehensive income	$ (298)	$ (1,318)